Schedule of Investments
(unaudited)
July 31, 2023
iShares
®
Cohen & Steers REIT ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Health Care REITs — 6.8%
Healthpeak Properties, Inc. ............ 1,601,902 $ 34,969,521
Welltower, Inc. ..................... 1,456,145 119,622,312
154,591,833
Hotel & Resort REITs — 1.7%
Host Hotels & Resorts, Inc. ............ 2,094,806 38,544,430
Industrial REITs — 9.0%
Prologis, Inc. ...................... 1,362,637 169,988,966
Rexford Industrial Realty, Inc. .......... 588,725 32,432,860
202,421,826
Office REITs — 4.3%
Alexandria Real Estate Equities, Inc. ...... 461,451 57,995,162
Boston Properties, Inc. ............... 417,919 27,845,943
Cousins Properties, Inc. .............. 443,943 10,845,527
96,686,632
Residential REITs — 20.2%
American Homes 4 Rent, Class A ........ 899,250 33,703,890
AvalonBay Communities, Inc. .......... 409,855 77,319,146
Equity LifeStyle Properties, Inc. ......... 513,206 36,530,003
Equity Residential .................. 997,812 65,795,723
Essex Property Trust, Inc. ............. 189,272 46,097,196
Invitation Homes, Inc. ................ 1,701,676 60,409,498
Mid-America Apartment Communities, Inc. .. 338,321 50,633,121
Sun Communities, Inc. ............... 362,959 47,293,558
UDR, Inc. ........................ 906,015 37,037,893
454,820,028
Retail REITs — 14.5%
Federal Realty Investment Trust ......... 214,506 21,776,649
Kimco Realty Corp. ................. 1,811,963 36,710,370
Realty Income Corp. ................. 1,972,329 120,252,899
Regency Centers Corp. .............. 451,202 29,567,267
Simon Property Group, Inc. ............ 957,849 119,347,986
327,655,171
Specialized REITs — 43.3%
American Tower Corp. ............... 881,298 167,719,822
Crown Castle, Inc. .................. 1,268,553 137,371,604
Digital Realty Trust, Inc. .............. 842,349 104,973,532
Equinix, Inc. ...................... 234,318 189,778,835
Extra Space Storage, Inc. ............. 613,879 85,679,092
Public Storage ..................... 463,107 130,480,397
SBA Communications Corp. ........... 316,306 69,255,199
VICI Properties, Inc. ................. 2,940,499 92,566,909
977,825,390
Total Long-Term Investments — 99.8%
(Cost: $2,222,819,414) ........................... 2,252,545,310
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.22%
(a)(b)
................ 3,963,144 $ 3,963,144
Total Short-Term Securities — 0.2%
(Cost: $3,963,144) .............................. 3,963,144
Total Investments — 100.0%
(Cost: $2,226,782,558 ) ........................... 2,256,508,454
Other Assets Less Liabilities — 0.0% ................... 165,451
Net Assets — 100.0% ..............................
$ 2,256,673,905
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Cohen & Steers REIT ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/23
Shares
Held at
07/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ $ 2,647,281 $ 1,315,863
(a)
$ — $ — $ — $ 3,963,144 3,963,144 $ 42,709 $ —
— —
(a)
Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .............................................. 118 09/15/23 $ 4,023 $ 134,459

Schedule of Investments
(unaudited) (continued)
July 31, 2023
iShares
®
Cohen & Steers REIT ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,252,545,310 $ — $ — $ 2,252,545,310
Short-Term Securities
Money Market Funds ...................................... 3,963,144 — — 3,963,144
$ 2,256,508,454 $ — $ — $ 2,256,508,454
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 134,459 $ — $ — $ 134,459
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.